SEGMENTED INFORMATION (Tables)	12 Months Ended
Feb. 28, 2014
SEGMENTED INFORMATION [Abstract]
Schedule of Net Book Value by Geographic Area

The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%
Canada	1,785	11%	3,393	15%
United States	11,927	71%	11,928	53%
Malaysia	571	3%	847	4%
Luxembourg	1,381	8%	5,517	25%
Other	1,066	7%	457	3%
Total	16,730	100%	22,142	100%

Schedule of Revenues by Geographic Area

The following table presents total revenues by geographic location:

	For the year ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%
Canada	5,288	6%	6,402	5%
North America (excluding Canada)	19,035	21%	29,225	24%
Europe, Middle East, and Africa (excluding Finland)	11,330	13%	7,525	6%
Finland	38,140	42%	58,121	47%
India	9,093	10%	15,018	12%
Other	7,125	8%	7,586	6%
Total Revenue	90,011	100%	123,877	100%

Summary of Presented Revenue Information

During each of the periods presented revenue is comprised of:

	For the year ended
	February 28, 2014		February 28, 2013
	Amount	%	Amount	%

Product Sales	84,960	94%	119,080	96%
Services	5,051	6%	4,797	4%
Total Revenue	90,011	100%	123,877	100%